Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

Note 15—Supplemental Cash Flow Information

	For the Nine Months Ended September 30,
(In thousands)	2017	2016
Cash paid during the year for:
Interest	$47,048	$37,267
Income taxes, net of refunds	29,105	22,516
Non-cash investing activities (at fair value):
Transfers of loans to other real estate	$6,922	$12,243
Transfers of commercial loans to loans held for sale	9,397	309,415

Note 18—Supplemental Cash Flow Information

	For the Years Ended December 31,
(In thousands)	2016	2015	2014
Cash paid during the year for:
Interest	$55,086	$44,333	$31,732
Income taxes, net of refunds	23,025	22,139	7,097
Non-cash investing activities:
Transfers of loans to other real estate	$13,494	$11,800	$39,732
Transfers of commercial loans to loans held for sale	318,868	19,400	—
Transfers of property to other real estate	—	1,591	7,563
Transfers of loans to other assets (net profits interests)	19,104	—	—